UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin High Income Fund
Class A [FHQRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	1105-STSR-0525

Franklin High Income Fund
Class A1 [FHAIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	105-STSR-0525

Franklin High Income Fund
Class C [FCHIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	205-STSR-0525

Franklin High Income Fund
Class R [FHIRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	805-STSR-0525

Franklin High Income Fund
Class R6 [FHRRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	355-STSR-0525

Franklin High Income Fund
Advisor Class [FVHIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,747,993,584
Total Number of Portfolio Holdings*	337
Portfolio Turnover Rate	16.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Income Fund	PAGE 1	605-STSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
High Income Fund
Financial Statements and Other Important Information
Semi-Annual | March 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.75 $1.62 $1.54 $1.69 $1.87 $1.72 $1.80
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.11 0.10 0.03 0.08 0.09 0.09
Net realized and
unrealized gains
(losses) ........... (0.04) 0.13 0.08 (0.15) (0.17) 0.16 (0.07)
Total from investment
operations ........... 0.01 0.24 0.18 (0.12) (0.09) 0.25 0.02
Less distributions from:
Net investment income .. (0.05) (0.11) (0.10) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of
period .............. $1.71 $1.75 $1.62 $1.54 $1.69 $1.87 $1.72
Total return
d
........... 0.80% 15.13% 12.06% (7.03)% (5.15)% 14.52% 0.88%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.85% 0.84% 0.86% 0.88% 0.87% 0.86% 0.86%
Expenses net of waiver and
payments by affiliates .... 0.84% 0.83% 0.85%
f
0.87%
f
0.87%
f,g
0.85%
f
0.86%
f,g
Net investment income ... 6.09% 6.26% 6.05% 6.02% 4.66% 5.10% 5.19%
Supplemental data
Net assets , end of period
(000’s) .............. $897,564 $886,357 $713,381 $642,620 $689,210 $553,316 $309,844
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.77 $1.64 $1.56 $1.71 $1.88 $1.73 $1.81
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.13 0.08 (0.15) (0.17) 0.15 (0.08)
Total from investment
operations ........... 0.01 0.24 0.18 (0.12) (0.08) 0.25 0.02
Less distributions from:
Net investment income .. (0.05) (0.11) (0.10) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of
period .............. $1.73 $1.77 $1.64 $1.56 $1.71 $1.88 $1.73
Total return
d
........... 0.85% 15.06% 12.02% (6.90)% (4.51)% 14.52% 0.95%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.75% 0.74% 0.76% 0.78% 0.77% 0.76% 0.76%
Expenses net of waiver and
payments by affiliates .... 0.74% 0.73% 0.75%
f
0.77%
f
0.76%
f
0.76%
f,g
0.76%
f,g
Net investment income ... 6.19% 6.35% 6.15% 6.12% 4.74% 5.18% 5.29%
Supplemental data
Net assets , end of period
(000’s) .............. $1,213,283 $1,288,613 $1,276,764 $1,311,893 $1,483,888 $1,758,443 $1,759,206
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.80 $1.66 $1.58 $1.74 $1.91 $1.76 $1.83
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.10 0.09 0.03 0.08 0.09 0.09
Net realized and
unrealized gains
(losses) ........... (0.04) 0.14 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment
operations ........... 0.01 0.24 0.18 (0.13) (0.09) 0.24 0.02
Less distributions from:
Net investment income .. (0.05) (0.10) (0.10) (0.03) (0.08) (0.09) (0.09)
Net asset value, end of
period .............. $1.76 $1.80 $1.66 $1.58 $1.74 $1.91 $1.76
Total return
d
........... 0.57% 14.87% 11.25% (7.53)% (4.93)% 13.69% 0.99%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.25% 1.24% 1.26% 1.28% 1.26% 1.26% 1.26%
Expenses net of waiver and
payments by affiliates .... 1.24% 1.23% 1.25%
f
1.27%
f
1.26%
f,g
1.26%
f,g
1.26%
f,g
Net investment income ... 5.69% 5.85% 5.64% 5.63% 4.22% 4.68% 4.79%
Supplemental data
Net assets , end of period
(000’s) .............. $76,357 $77,858 $77,923 $98,923 $119,630 $220,646 $251,930
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.82 $1.68 $1.59 $1.75 $1.92 $1.77 $1.84
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.11 0.10 0.03 0.08 0.09 0.09
Net realized and
unrealized gains
(losses) ........... (0.04) 0.13 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment
operations ........... 0.01 0.24 0.19 (0.13) (0.09) 0.24 0.02
Less distributions from:
Net investment income .. (0.05) (0.10) (0.10) (0.03) (0.08) (0.09) (0.09)
Net asset value, end of
period .............. $1.78 $1.82 $1.68 $1.59 $1.75 $1.92 $1.77
Total return
d
........... 0.64% 14.88% 12.01% (7.44)% (4.75)% 13.78% 1.14%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.10% 1.09% 1.11% 1.13% 1.12% 1.11% 1.11%
Expenses net of waiver and
payments by affiliates .... 1.09% 1.08% 1.10%
f
1.12%
f
1.11%
f
1.11%
f,g
1.11%
f,g
Net investment income ... 5.84% 6.00% 5.80% 5.77% 4.39% 4.83% 4.94%
Supplemental data
Net assets , end of period
(000’s) .............. $60,774 $59,229 $57,051 $57,909 $64,250 $74,532 $77,148
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.76 $1.63 $1.55 $1.71 $1.88 $1.73 $1.80
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.13 0.09 (0.16) (0.17) 0.15 (0.07)
Total from investment
operations ........... 0.02 0.24 0.19 (0.13) (0.08) 0.25 0.03
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of
period .............. $1.72 $1.76 $1.63 $1.55 $1.71 $1.88 $1.73
Total return
d
........... 0.96% 15.44% 12.37% (7.42)% (4.24)% 14.82% 1.80%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.52% 0.51% 0.53% 0.55% 0.55% 0.54% 0.55%
Expenses net of waiver and
payments by affiliates .... 0.51% 0.49% 0.49%
f
0.50%
f
0.51%
f
0.51%
f
0.50%
f
Net investment income ... 6.42% 6.59% 6.42% 6.39% 5.01% 5.39% 5.55%
Supplemental data
Net assets , end of period
(000’s) .............. $195,489 $203,691 $115,142 $90,344 $98,282 $88,257 $66,681
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2022
a
Year Ended May 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $1.77 $1.63 $1.56 $1.71 $1.88 $1.73 $1.81
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.11 0.10 0.03 0.09 0.10 0.10
Net realized and
unrealized gains
(losses) ........... (0.04) 0.14 0.08 (0.15) (0.17) 0.15 (0.08)
Total from investment
operations ........... 0.02 0.25 0.18 (0.12) (0.08) 0.25 0.02
Less distributions from:
Net investment income .. (0.06) (0.11) (0.11) (0.03) (0.09) (0.10) (0.10)
Net asset value, end of
period .............. $1.73 $1.77 $1.63 $1.56 $1.71 $1.88 $1.73
Total return
d
........... 0.92% 15.94% 11.52% (6.86)% (4.37)% 14.68% 1.12%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.60% 0.59% 0.61% 0.63% 0.62% 0.61% 0.61%
Expenses net of waiver and
payments by affiliates .... 0.59% 0.58% 0.60%
f
0.62%
f
0.61%
f
0.61%
f,g
0.61%
f,g
Net investment income ... 6.34% 6.51% 6.31% 6.32% 4.89% 5.34% 5.44%
Supplemental data
Net assets , end of period
(000’s) .............. $304,526 $298,151 $295,183 $257,358 $353,786 $341,889 $299,110
Portfolio turnover rate .... 16.63% 36.83% 34.60% 4.96% 31.57% 55.37% 38.87%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 544,337
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 32,972
Birch Permian Holdings, Inc. ........................... United States 690,410 4,217,024
California Resources Corp. ............................ United States 2,456 107,990
Expand Energy Corp. ................................ United States 1,045 116,330
4,474,316
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 145,178 3,484,272
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 6,041 102,697
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 75 —
Total Common Stocks (Cost $ 50,873,288 ) ....................................
8,605,622
Convertible Preferred Stocks 0.2%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 55,000 3,290,650
Total Convertible Preferred Stocks (Cost $ 2,750,000 ) ..........................
3,290,650
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 13 —
a
Expand Energy Corp. , 2/09/26 ......................... United States 1,972 194,794
194,794
Total Warrants (Cost $ 166,634 ) ..............................................
194,794
Principal
Amount
*
Corporate Bonds 95.8%
Aerospace & Defense 1.8%
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125%, 3/15/30 ................... United States 5,700,000 5,766,830
Senior Note , 144A, 6.25%, 3/15/33 .................... United States 4,300,000 4,354,985
Boeing Co. (The) , Senior Note , 6.528% , 5/01/34 ............
United States 3,200,000 3,430,595
c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 12,600,000 12,561,246
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 19,722,169
c
TransDigm, Inc. , Senior Secured Note , 144A, 6.625% , 3/01/32 . United States 2,500,000 2,534,986
48,370,811
Automobile Components 1.8%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25%, 4/15/31 .................... United States 6,000,000 5,820,702
Senior Note , 144A, 7.5%, 2/15/33 ..................... United States 2,300,000 2,155,648
Senior Secured Note , 144A, 7%, 4/15/28 ................ United States 2,650,000 2,657,678
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 3,400,000 3,025,654
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 22,200,000 16,908,955

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75%, 11/15/30 ......... Germany 3,600,000 $ 3,550,718
Senior Secured Note , 144A, PIK, 8%, 11/15/32 ........... Germany 3,700,000 3,610,454
c
ZF North America Capital, Inc. ,
Senior Note , 144A, 6.75%, 4/23/30 .................... Germany 3,900,000 3,710,478
Senior Note , 144A, 6.875%, 4/23/32 ................... Germany 8,400,000 7,803,253
49,243,540
Automobiles 0.6%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 18,400,000 17,949,274
Beverages 0.0%
†
c
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 600,000 574,740
Biotechnology 0.3%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,246,380
Broadline Retail 0.6%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25%, 10/31/29 ............ United States 3,800,000 3,648,395
Senior Secured Note , 144A, 7.75%, 9/15/30 ............. United States 12,000,000 11,615,333
15,263,728
Building Products 2.9%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 1,222,490
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 23,500,000 23,539,790
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 9,300,000 9,223,300
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75%, 3/01/33 .................... United States 2,700,000 2,690,172
Senior Secured Note , 144A, 6.375%, 3/01/32 ............ United States 5,500,000 5,539,408
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 21,674,888
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 15,400,000 15,413,213
79,303,261
Capital Markets 1.3%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5%, 11/15/29 ............. United States 6,100,000 5,766,014
Senior Secured Note , 144A, 7.125%, 4/30/31 ............ United States 6,100,000 6,270,891
Senior Secured Note , 144A, 6.125%, 11/01/32 ........... United States 13,800,000 13,588,620
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 8,600,000 8,984,672
34,610,197
Chemicals 3.1%
b ,c ,d ,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,155,484
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 3,067,349
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 8,700,000 8,922,807

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 6,400,000 $ 5,511,008
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 3,957,820
c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 . United States 19,500,000 17,925,083
c ,d
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 5,556,600 4,774,817
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 24,000,000 25,525,104
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ................................... United States 313,000 313,000
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 11,800,000 9,630,222
84,782,694
Commercial Services & Supplies 2.9%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 12,000,000 12,162,840
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 16,100,000 15,270,197
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 21,391,958
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,531,821
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,357,598
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,727,608
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,331,788
78,773,810
Communications Equipment 0.4%
c
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 11,700,000 10,364,579
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375%, 4/15/29 ................... United States 5,400,000 5,083,815
Senior Note , 144A, 6.875%, 8/15/32 ................... United States 3,300,000 3,348,342
8,432,157
Consumer Finance 2.5%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25%, 4/01/29 ............. United States 3,400,000 3,565,145
Senior Secured Note , 144A, 8.5%, 5/15/30 .............. United States 9,200,000 9,495,424
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 19,564,468
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 3,022,403
OneMain Finance Corp. ,
Senior Bond , 5.375%, 11/15/29 ....................... United States 10,100,000 9,616,715
Senior Note , 6.625%, 5/15/29 ........................ United States 4,000,000 4,012,476
Senior Note , 7.125%, 11/15/31 ....................... United States 6,400,000 6,443,482
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 13,862,653
69,582,766
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25%, 1/15/32 .................... United States 7,200,000 7,493,368
Senior Note , 144A, 5.75%, 4/15/33 .................... United States 3,300,000 3,218,541
10,711,909
Containers & Packaging 3.0%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 8,100,000 3,749,527

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 $ 18,693,348
c
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 5,925,000 5,770,146
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 25,000,000 23,613,083
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 ... United States 2,800,000 2,861,264
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4% , 10/15/27 ...... United States 20,800,000 21,008,000
c
Trivium Packaging Finance BV ,
Senior Note , 144A, 8.5%, 8/15/27 ..................... Netherlands 2,100,000 2,091,759
Senior Secured Note , 144A, 5.5%, 8/15/26 .............. Netherlands 3,600,000 3,547,364
81,334,491
Distributors 0.6%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,889,155
c
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75%, 3/15/31 .................... Canada 6,500,000 6,810,674
Senior Secured Note , 144A, 6.75%, 3/15/28 ............. Canada 3,950,000 4,039,047
15,738,876
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 14,300,000 13,554,374
Diversified REITs 1.6%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 15,900,000 14,978,055
c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............. United States 14,500,000 13,680,876
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75%, 2/15/27 .................... United States 8,000,000 7,832,460
Senior Note , 144A, 3.875%, 2/15/29 ................... United States 7,000,000 6,692,813
43,184,204
Diversified Telecommunication Services 2.5%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .. France 7,500,000 6,002,706
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5%, 2/01/28 ...................... United States 3,000,000 2,913,991
Senior Bond , 144A, 5.375%, 6/01/29 ................... United States 10,900,000 10,556,202
Senior Bond , 144A, 4.5%, 8/15/30 ..................... United States 10,500,000 9,567,360
Senior Bond , 144A, 4.25%, 2/01/31 .................... United States 3,400,000 3,015,776
Senior Note , 144A, 6.375%, 9/01/29 ................... United States 8,000,000 7,982,388
c
Iliad Holding SASU ,
Senior Secured Note , 144A, 7%, 10/15/28 ............... France 10,400,000 10,534,196
Senior Secured Note , 144A, 7%, 4/15/32 ................ France 10,950,000 10,978,165
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 6,078,276
67,629,060
Electric Utilities 2.0%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 14,400,000 13,978,973
c
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 15,300,000 15,089,027
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625%, 2/15/27 ................... United States 9,300,000 9,272,704
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 8,700,000 9,118,772

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 8,700,000 $ 8,874,790
56,334,266
Electrical Equipment 1.1%
Regal Rexnord Corp. ,
Senior Note , 6.3%, 2/15/30 .......................... United States 9,700,000 10,092,523
Senior Note , 6.4%, 4/15/33 .......................... United States 7,900,000 8,203,735
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,150,763
29,447,021
Electronic Equipment, Instruments & Components 0.5%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,579,520
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 4,800,000 4,861,992
13,441,512
Energy Equipment & Services 3.2%
c
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 10,750,000 10,880,186
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 3,390,000 3,480,994
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 12,300,000 12,547,870
c
Nabors Industries, Inc. ,
Senior Note , 144A, 7.375%, 5/15/27 ................... United States 6,200,000 6,121,814
Senior Note , 144A, 9.125%, 1/31/30 ................... United States 4,600,000 4,605,952
Senior Note , 144A, 8.875%, 8/15/31 ................... United States 9,900,000 8,605,939
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 5,940,754
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,628,571 1,664,848
Transocean, Inc. ,
Senior Bond , 6.8%, 3/15/38 .......................... United States 10,800,000 8,288,089
c
Senior Note , 144A, 8.25%, 5/15/29 .................... United States 2,100,000 2,054,335
c
Senior Secured Note , 144A, 8.75%, 2/15/30 ............. United States 12,640,000 13,135,729
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 11,000,000 11,176,781
88,503,291
Entertainment 0.6%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,751,044
Financial Services 4.3%
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25%, 2/01/29 .................... United States 4,400,000 4,471,936
Senior Note , 144A, 8.375%, 4/01/32 ................... United States 12,700,000 12,419,901
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8%, 2/15/27 ...................... Ireland 3,600,000 3,691,282
Senior Note , 144A, 8%, 6/15/28 ...................... Ireland 10,000,000 10,494,480
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6%, 8/15/26 ...................... United States 12,500,000 12,436,216
Senior Note , 144A, 9.5%, 2/15/29 ..................... United States 10,700,000 11,397,319
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 19,600,000 19,611,139
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 18,000,000 17,388,360
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375%, 2/01/28 ................... United States 9,300,000 9,510,320

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
PRA Group, Inc., (continued)
Senior Note , 144A, 5%, 10/01/29 ..................... United States 3,000,000 $ 2,766,016
Senior Note , 144A, 8.875%, 1/31/30 ................... United States 9,600,000 10,023,581
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 ........................................ United States 5,100,000 5,089,710
119,300,260
Food Products 0.2%
c ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 2,400,000 2,512,741
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,394,683
5,907,424
Ground Transportation 1.7%
c
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25% , 1/15/30 .......................... United States 15,300,000 14,938,495
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 10,462,553
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 10,100,000 10,165,681
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 12,100,000 12,408,468
47,975,197
Health Care Equipment & Supplies 1.2%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,387,500
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 3,400,000 3,458,324
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 9,890,713
c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 9,000,000 9,483,588
33,220,125
Health Care Providers & Services 4.2%
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125%, 4/01/30 .................. United States 6,800,000 4,083,944
Senior Secured Note , 144A, 5.625%, 3/15/27 ............ United States 5,900,000 5,638,754
Senior Secured Note , 144A, 8%, 12/15/27 ............... United States 1,200,000 1,188,602
Senior Secured Note , 144A, 6%, 1/15/29 ................ United States 6,000,000 5,338,487
Senior Secured Note , 144A, 5.25%, 5/15/30 ............. United States 6,500,000 5,370,491
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 8,500,000 8,384,577
c
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,297,533
c
DaVita, Inc. ,
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 16,700,000 15,387,241
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 7,700,000 7,749,319
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 18,700,000 17,746,230
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75%, 12/31/30 ............ United States 1,998,619 1,451,337
d
Senior Secured Note , 144A, PIK, 11.5%, 12/31/30 ......... United States 3,058,864 2,633,787
d
Senior Secured Note , 144A, PIK, 6.75%, 3/31/31 ......... United States 17,142,515 10,274,781
Tenet Healthcare Corp. ,
Secured Note , 6.25%, 2/01/27 ........................ United States 9,800,000 9,812,211
Senior Secured Note , 6.125%, 6/15/30 ................. United States 14,600,000 14,550,746
114,908,040

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.7%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5%, 3/15/31 .......................... United States 16,200,000 $ 10,821,239
c
Senior Secured Note , 144A, 8.5%, 2/15/32 .............. United States 7,750,000 7,900,768
18,722,007
Hotel & Resort REITs 1.0%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 3,300,000 3,265,372
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25%, 7/15/28 .................... United States 6,000,000 6,148,200
Senior Note , 144A, 4.5%, 2/15/29 ..................... United States 6,500,000 6,154,155
Senior Note , 144A, 6.5%, 4/01/32 ..................... United States 8,000,000 7,992,027
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,725,000 3,661,640
27,221,394
Hotels, Restaurants & Leisure 8.3%
b ,c ,e
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 15,500,000 16,019,413
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625%, 10/15/29 .................. United States 6,900,000 6,347,529
Senior Note , 144A, 6%, 10/15/32 ..................... United States 6,900,000 6,449,598
Senior Secured Note , 144A, 7%, 2/15/30 ................ United States 6,800,000 6,897,403
Senior Secured Note , 144A, 6.5%, 2/15/32 .............. United States 12,700,000 12,668,154
c
Carnival Corp. ,
Senior Note , 144A, 5.75%, 3/01/27 .................... United States 24,000,000 24,030,091
Senior Note , 144A, 5.75%, 3/15/30 .................... United States 20,950,000 20,881,492
Senior Note , 144A, 6.125%, 2/15/33 ................... United States 7,500,000 7,396,422
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 11,426,412
c
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 13,700,000 13,778,236
c ,f
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 12,046,796
c
NCL Corp. Ltd. ,
Senior Note , 144A, 5.875%, 3/15/26 ................... United States 792,000 790,835
Senior Note , 144A, 6.75%, 2/01/32 .................... United States 9,700,000 9,588,428
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.5%, 8/31/26 ..................... United States 4,000,000 4,002,699
Senior Note , 144A, 5.375%, 7/15/27 ................... United States 4,900,000 4,883,986
Senior Note , 144A, 6.25%, 3/15/32 .................... United States 7,000,000 7,068,249
Senior Note , 144A, 6%, 2/01/33 ...................... United States 9,000,000 9,001,366
c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 7,025,000 7,088,874
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 8,800,000 8,435,257
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875%, 9/15/27 ................... United States 4,900,000 4,878,268
Senior Note , 144A, 7%, 2/15/29 ...................... United States 9,900,000 9,939,669
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 25,887,125
229,506,302
Household Durables 2.1%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625%, 8/01/29 ................... United States 8,300,000 7,521,468
Senior Note , 144A, 4.625%, 4/01/30 ................... United States 8,000,000 7,242,445

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 $ 6,206,274
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,247,446
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 14,200,000 14,807,803
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 11,528,163
56,553,599
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 3,800,000 3,542,453
Independent Power and Renewable Electricity Producers 1.0%
c
Calpine Corp. ,
Senior Note , 144A, 5.125%, 3/15/28 ................... United States 10,300,000 10,143,528
Senior Secured Note , 144A, 4.5%, 2/15/28 .............. United States 1,400,000 1,358,351
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75%, 1/15/32 .................... United States 8,800,000 7,548,901
Senior Note , 144A, 4.75%, 3/15/28 .................... United States 3,500,000 3,395,868
Senior Note , 144A, 3.75%, 2/15/31 .................... United States 7,000,000 6,155,759
28,602,407
Insurance 2.4%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5%, 6/15/29 ..................... United States 7,200,000 7,506,216
Senior Secured Note , 144A, 7.5%, 11/06/30 ............. United States 8,900,000 9,060,690
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75%, 10/15/27 ................... United States 5,400,000 5,384,529
Senior Note , 144A, 7.375%, 10/01/32 .................. United States 3,600,000 3,620,311
Senior Secured Note , 144A, 6.75%, 4/15/28 ............. United States 2,500,000 2,511,338
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 16,900,000 16,965,202
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 5,700,000 5,874,853
Jones Deslauriers Insurance Management, Inc. ,
c
Senior Note , 144A, 10.5%, 12/15/30 ................... Canada 15,300,000 16,399,045
67,322,184
Interactive Media & Services 0.2%
c
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 6,500,000 6,505,391
IT Services 1.1%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 3,500,000 3,327,121
c
Cogent Communications Group LLC , Senior Note , 144A, 7% ,
6/15/27 ......................................... United States 4,000,000 4,033,412
c
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7% , 6/15/27 ............ United States 9,400,000 9,472,089
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 10,800,002
c
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 2,200,000 2,158,887
29,791,511
Machinery 1.7%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,445,659
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 11,200,000 11,377,452
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 8,200,000 8,225,346
c
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 6,675,000 6,869,843

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,500,000 $ 5,341,280
46,259,580
Media 3.9%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 700,000 602,554
Senior Note , 144A, 7.5%, 6/01/29 ..................... United States 8,700,000 7,195,741
Senior Secured Note , 144A, 9%, 9/15/28 ................ United States 3,500,000 3,598,172
Senior Secured Note , 144A, 7.875%, 4/01/30 ............ United States 11,000,000 10,795,338
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25%, 5/15/28 ................... United States 13,700,000 13,260,240
Senior Note , 144A, 11.75%, 1/31/29 ................... United States 7,000,000 6,793,272
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 10,400,000 10,087,801
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 15,701,805
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625%, 3/15/30 ................... United States 7,300,000 6,681,912
Senior Note , 144A, 4.25%, 1/15/29 .................... United States 8,000,000 7,425,584
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 14,910,184
c
Sirius XM Radio LLC , Senior Note , 144A, 4% , 7/15/28 ........ United States 10,600,000 9,898,902
106,951,505
Metals & Mining 2.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 11,900,000 12,275,150
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7%, 3/15/32 ...................... United States 11,000,000 10,568,999
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 10,500,000 10,086,195
c
Constellium SE ,
Senior Note , 144A, 3.75%, 4/15/29 .................... United States 16,000,000 14,512,114
Senior Note , 144A, 6.375%, 8/15/32 ................... United States 3,200,000 3,127,903
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375% , 4/01/31 ................................... Australia 9,500,000 8,588,881
c
Novelis Corp. ,
Senior Bond , 144A, 4.75%, 1/30/30 .................... United States 7,700,000 7,186,679
Senior Bond , 144A, 3.875%, 8/15/31 ................... United States 200,000 174,069
Senior Note , 144A, 3.25%, 11/15/26 ................... United States 1,600,000 1,548,233
c
Novelis, Inc. , Senior Note , 144A, 6.875% , 1/30/30 ........... United States 6,100,000 6,191,252
74,259,475
Mortgage Real Estate Investment Trusts (REITs) 0.8%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 22,900,000 20,788,744
Oil, Gas & Consumable Fuels 12.3%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625%, 2/01/29 ................... United States 4,422,000 4,536,832
Senior Note , 144A, 5.375%, 3/01/30 ................... United States 4,300,000 4,224,927
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 7,400,000 6,838,615
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 14,700,000 15,196,125
c
Chord Energy Corp. , Senior Note , 144A, 6.75% , 3/15/33 ...... United States 10,450,000 10,404,726
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 8,900,000 9,065,549
c
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375%, 7/01/28 ................... United States 10,300,000 10,642,339

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Civitas Resources, Inc., (continued)
Senior Note , 144A, 8.75%, 7/01/31 .................... United States 2,500,000 $ 2,570,486
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 9,086,164
c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5% , 5/01/29 ...................................... United States 5,100,000 5,182,380
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375%, 6/15/31 ................... United States 3,900,000 3,590,819
Senior Note , 144A, 4.125%, 6/15/29 ................... United States 5,600,000 5,275,446
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875%, 2/01/29 ................... United States 5,000,000 4,994,883
Senior Note , 144A, 6.75%, 4/15/29 .................... United States 10,300,000 10,436,250
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 14,800,000 14,819,557
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875%, 3/01/28 ................... United States 9,700,000 9,751,429
Senior Note , 144A, 6.5%, 6/01/29 ..................... United States 9,100,000 9,288,761
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25%, 4/15/32 .................... United States 4,300,000 4,022,754
Senior Bond , 144A, 7.25%, 2/15/35 .................... United States 3,100,000 2,964,474
Senior Note , 144A, 8.375%, 11/01/33 .................. United States 2,100,000 2,154,180
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625%, 12/15/28 .................. United States 7,600,000 7,726,487
Senior Note , 144A, 5.875%, 6/15/30 ................... United States 9,200,000 9,110,842
c
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 12,000,000 11,728,019
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 30,829,204
c
Matador Resources Co. ,
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 11,400,000 11,307,062
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 9,600,000 9,388,125
b ,c ,d ,e
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 . United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,304,136
ONEOK, Inc. ,
Senior Bond , 5.375%, 6/01/29 ........................ United States 2,100,000 2,133,197
c
Senior Note , 144A, 6.5%, 9/01/30 ..................... United States 10,300,000 10,934,305
c
Sunoco LP ,
Senior Note , 144A, 7.25%, 5/01/32 .................... United States 3,000,000 3,100,836
Senior Note , 144A, 6.25%, 7/01/33 .................... United States 3,300,000 3,305,732
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6%, 4/15/27 ........................... United States 2,200,000 2,197,804
Senior Note , 4.5%, 5/15/29 .......................... United States 2,700,000 2,559,409
Senior Note , 4.5%, 4/30/30 .......................... United States 5,000,000 4,679,679
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125%, 8/15/31 ............ United States 4,900,000 4,455,618
Senior Secured Note , 144A, 3.875%, 8/15/29 ............ United States 5,900,000 5,465,995
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 12,900,000 13,189,688
Senior Secured Note , 144A, 9.5%, 2/01/29 .............. United States 3,100,000 3,326,102
Senior Secured Note , 144A, 8.375%, 6/01/31 ............ United States 9,800,000 9,946,079
Senior Secured Note , 144A, 9.875%, 2/01/32 ............ United States 4,100,000 4,357,112
c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 12,100,000 12,666,728
Vital Energy, Inc. , Senior Note , 9.75% , 10/15/30 ............
United States 9,000,000 9,162,720
336,921,575

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 8,200,000 $ 7,279,969
Passenger Airlines 0.9%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 1,958,743
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 10,200,000 10,160,779
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 4,950,000 5,007,618
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375%, 4/15/26 ............ United States 2,700,000 2,659,146
Senior Secured Note , 144A, 4.625%, 4/15/29 ............ United States 5,500,000 5,208,693
24,994,979
Personal Care Products 1.1%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 12,200,000 12,504,683
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 17,700,000
30,204,683
Pharmaceuticals 1.3%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 6,021,000 6,020,100
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,500,000 4,696,992
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75%, 5/09/27 ......................... Israel 10,600,000 10,448,213
Senior Note , 5.125%, 5/09/29 ........................ Israel 900,000 880,135
Senior Note , 7.875%, 9/15/29 ........................ Israel 6,400,000 6,891,930
Senior Note , 8.125%, 9/15/31 ........................ Israel 6,400,000 7,140,992
36,078,362
Real Estate Management & Development 1.4%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 11,670,252 11,898,410
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 22,000,000 21,559,059
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,068,179
39,525,648
Software 0.9%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 6,800,000 6,672,336
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,241,297
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 8,327,707
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,323,039
25,564,379
Specialized REITs 1.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625%, 7/15/32 ................... United States 6,400,000 6,123,490
Senior Note , 144A, 7%, 2/15/29 ...................... United States 12,600,000 12,896,340
Senior Note , 144A, 6.25%, 1/15/33 .................... United States 7,800,000 7,730,400
26,750,230
Specialty Retail 0.4%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 11,594,000 12,077,728

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 10,700,000 $ 11,286,535
Trading Companies & Distributors 2.3%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9%, 5/15/28 ..................... United States 13,900,000 14,418,121
Secured Note , 144A, 8.625%, 5/15/32 .................. United States 8,200,000 8,462,564
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 7,500,000 7,531,260
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 19,500,000 19,536,570
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375%, 3/15/29 ................... United States 4,600,000 4,659,138
Senior Note , 144A, 6.375%, 3/15/33 ................... United States 9,550,000 9,606,281
64,213,934
Wireless Telecommunication Services 1.4%
c
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5%, 5/15/27 ............. Luxembourg 17,400,000 5,109,195
Senior Secured Note , 144A, 6%, 2/15/28 ................ Luxembourg 3,100,000 910,637
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 12,781,705
b ,g
Digicel Group Holdings Ltd. , 29 .591% , 11/17/33 ............ Bermuda 444,375 14,062
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 19,700,000 20,903,768
39,719,367
Total Corporate Bonds (Cost $ 2,736,847,824 ) .................................
2,634,082,972
h
Senior Floating Rate Interests 1.5%
i
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.861% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 6,549,932 6,263,372
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.689% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 12,772,500 11,295,680
17,559,052
a a a a a a
Health Care Technology 0.4%
i
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.325% , ( 1-month SOFR + 3% ), 2/15/29 ................ United States 11,386,510 11,272,645
Hotels, Restaurants & Leisure 0.5%
i
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.825% , ( 1-month SOFR + 3.5% ), 1/29/29 ............... United States 12,707,000 12,529,737
IT Services 0.0%
†
d
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 601,822 552,421
Total Senior Floating Rate Interests (Cost $ 43,825,541 ) ........................
41,913,855
Municipal Bonds 0.3%
Arizona 0.3%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,036,316
Total Municipal Bonds (Cost $ 6,855,104 ) .....................................
7,036,316

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 $ —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a,b
Endo, Inc., Escrow Account ............................ United States 8,973,000 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 78,775
Total Escrows and Litigation Trusts (Cost $ 181,007 ) ...........................
78,775
Total Long Term Investments (Cost $ 2,841,499,398 ) ...........................
2,695,202,984
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
j,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 56,809,665 56,809,665
Total Money Market Funds (Cost $ 56,809,665 ) ................................
56,809,665
Total Short Term Investments (Cost $ 56,809,665 ) ..............................
56,809,665
a
Total Investments (Cost $ 2,898,309,063 ) 100.2% ..............................
$2,752,012,649
Other Assets, less Liabilities (0.2) % .........................................
(4,019,065)
Net Assets 100.0% .........................................................
$2,747,993,584
a a a
See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $2,448,968,103, representing 89.1% of net assets.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The rate shown represents the yield at period end.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,841,499,398
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 56,809,665
Value - Unaffiliated issuers .................................................................. $2,695,202,984
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 56,809,665
Cash .................................................................................... 364,528
Receivables:
Capital shares sold ........................................................................ 2,047,212
Dividends and interest ..................................................................... 47,782,122
Total assets .......................................................................... 2,802,206,511
Liabilities:
Payables:
Investment securities purchased .............................................................. 49,870,563
Capital shares redeemed ................................................................... 1,961,903
Management fees ......................................................................... 1,058,314
Distribution fees .......................................................................... 415,747
Transfer agent fees ........................................................................ 696,627
Trustees' fees and expenses ................................................................. 2,131
Accrued expenses and other liabilities ........................................................... 207,642
Total liabilities ......................................................................... 54,212,927
Net assets, at value ................................................................. $2,747,993,584
Net assets consist of:
Paid-in capital ............................................................................. $3,762,410,258
Total distributable earnings (losses) ............................................................. (1,014,416,674)
Net assets, at value ................................................................. $2,747,993,584

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $897,564,218
Shares outstanding ........................................................................ 524,997,675
Net asset value per share
a ,b
.................................................................. $1.71
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.78
Class A1:
Net assets, at value ....................................................................... $1,213,283,149
Shares outstanding ........................................................................ 700,873,154
Net asset value per share
a ,b
.................................................................. $1.73
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.80
Class C:
Net assets, at value ....................................................................... $76,357,432
Shares outstanding ........................................................................ 43,299,648
Net asset value and maximum offering price per share
a ,b
............................................ $1.76
Class R:
Net assets, at value ....................................................................... $60,774,331
Shares outstanding ........................................................................ 34,151,512
Net asset value and maximum offering price per share
b
............................................. $1.78
Class R6:
Net assets, at value ....................................................................... $195,488,739
Shares outstanding ........................................................................ 113,734,675
Net asset value and maximum offering price per share
b
............................................. $1.72
Advisor Class:
Net assets, at value ....................................................................... $304,525,715
Shares outstanding ........................................................................ 176,115,050
Net asset value and maximum offering price per share
b
............................................. $1.73
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $286,106
Non-controlled affiliates (Note 3 f ) ............................................................. 1,501,099
Interest:
Unaffiliated issuers ........................................................................ 94,105,453
Total investment income ................................................................... 95,892,658
Expenses:
Management fees (Note 3 a ) ................................................................... 6,380,279
Distribution fees: (Note 3c )
Class A ................................................................................ 1,114,108
Class A1 ............................................................................... 934,906
Class C ................................................................................ 248,181
Class R ................................................................................ 147,026
Transfer agent fees: (Note 3e )
Class A ................................................................................ 497,607
Class A1 ............................................................................... 695,544
Class C ................................................................................ 42,629
Class R ................................................................................ 32,847
Class R6 ............................................................................... 34,422
Advisor Class ............................................................................ 169,501
Custodian fees ............................................................................ 7,247
Reports to shareholders fees .................................................................. 87,225
Registration and filing fees .................................................................... 169,878
Professional fees ........................................................................... 38,975
Trustees' fees and expenses .................................................................. 15,730
Other .................................................................................... 40,258
Total expenses ......................................................................... 10,656,363
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (134,303)
Net expenses ......................................................................... 10,522,060
Net investment income ................................................................ 85,370,598
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,494,919)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (52,895,532)
Net realized and unrealized gain (loss) ............................................................ (62,390,451)
Net increase (decrease) in net assets resulting from operations .......................................... $22,980,147

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $85,370,598 $168,799,421
Net realized gain (loss) ................................................. (9,494,919) (20,374,999)
Net change in unrealized appreciation (depreciation) ........................... (52,895,532) 234,241,036
Net increase (decrease) in net assets resulting from operations ................ 22,980,147 382,665,458
Distributions to shareholders:
Class A ............................................................. (27,750,829) (50,397,988)
Class A1 ............................................................ (38,886,432) (81,878,983)
Class C ............................................................. (2,147,229) (4,389,532)
Class R ............................................................. (1,680,763) (3,400,497)
Class R6 ............................................................ (6,243,743) (10,731,578)
Advisor Class ........................................................ (9,798,339) (19,544,783)
Total distributions to shareholders .......................................... (86,507,335) (170,343,361)
Capital share transactions: (Note 2 )
Class A ............................................................. 31,789,993 111,023,510
Class A1 ............................................................ (46,786,675) (90,568,844)
Class C ............................................................. 215,263 (6,269,754)
Class R ............................................................. 2,855,762 (2,597,980)
Class R6 ............................................................ (3,840,057) 75,935,057
Advisor Class ........................................................ 13,386,532 (21,387,489)
Total capital share transactions ............................................ (2,379,182) 66,134,500
Net increase (decrease) in net assets ................................... (65,906,370) 278,456,597
Net assets:
Beginning of period ..................................................... 2,813,899,954 2,535,443,357
End of period .......................................................... $2,747,993,584 $2,813,899,954

Franklin High Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin High Income Fund
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin High Income Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2025, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 97,302,751 $168,426,778 179,172,725 $303,694,538
Shares issued in reinvestment of distributions .......... 15,136,048 26,135,072 28,048,109 47,360,919
Shares redeemed ............................... (93,861,655) (162,771,857) (141,948,369) (240,031,947)
Net increase (decrease) .......................... 18,577,144 $31,789,993 65,272,465 $111,023,510
Class A1 Shares:
Shares sold ................................... 12,605,320 $22,115,714 24,951,539 $42,777,306
Shares issued in reinvestment of distributions .......... 19,548,884 34,146,133 42,169,099 71,949,430
Shares redeemed ............................... (58,748,024) (103,048,522) (120,326,117) (205,295,580)
Net increase (decrease) .......................... (26,593,820) $(46,786,675) (53,205,479) $(90,568,844)
Class C Shares:
Shares sold ................................... 6,447,912 $11,514,033 9,440,841 $16,440,073
Shares issued in reinvestment of distributions .......... 1,135,271 2,020,718 2,361,969 4,098,063
Shares redeemed
a
.............................. (7,458,291) (13,319,488) (15,486,212) (26,807,890)
Net increase (decrease) .......................... 124,892 $215,263 (3,683,402) $(6,269,754)
Class R Shares:
Shares sold ................................... 5,787,296 $10,412,926 8,203,685 $14,395,641
Shares issued in reinvestment of distributions .......... 931,246 1,673,140 1,932,258 3,380,292
Shares redeemed ............................... (5,122,223) (9,230,304) (11,604,859) (20,373,913)
Net increase (decrease) .......................... 1,596,319 $2,855,762 (1,468,916) $(2,597,980)
Class R6 Shares:
Shares sold ................................... 36,508,702 $63,558,088 74,796,347 $126,685,732
Shares issued in reinvestment of distributions .......... 3,251,597 5,646,946 5,865,975 9,989,891
Shares redeemed ............................... (41,763,238) (73,045,091) (35,729,192) (60,740,566)
Net increase (decrease) .......................... (2,002,939) $(3,840,057) 44,933,130 $75,935,057
Advisor Class Shares:
Shares sold ................................... 43,379,553 $76,028,192 95,432,249 $160,904,436
Shares issued in reinvestment of distributions .......... 5,247,833 9,166,384 10,732,721 18,278,967
Shares redeemed ............................... (41,022,805) (71,808,044) (118,246,478) (200,570,892)
Net increase (decrease) .......................... 7,604,581 $13,386,532 (12,081,508) $(21,387,489)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2025, the annualized gross effective investment management fee rate was 0.461% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$459,044 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $49,031
CDSC retained .............................................................................. $11,186
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $83,953,281 $441,412,366 $(468,555,982) $— $— $56,809,665 56,809,665 $1,501,099
Total Affiliated Securities ... $83,953,281 $441,412,366 $(468,555,982) $— $— $56,809,665 $1,501,099
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2025, aggregated
$478,486,451 and $444,721,734, respectively.
6. Credit Risk and Defaulted Securities
At March 31, 2025, the Fund had 88.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $848,807,102
Cost of investments .......................................................................... $2,907,984,794
Unrealized appreciation ........................................................................ $39,591,494
Unrealized depreciation ........................................................................ (195,563,639)
Net unrealized appreciation (depreciation) .......................................................... $(155,972,145)
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Metals & Mining ....................... $ 544,337 $ — $ — $ 544,337
Oil, Gas & Consumable Fuels ............. 257,292 4,217,024 — 4,474,316
Pharmaceuticals ....................... 3,484,272 — — 3,484,272
Software ............................. — — 102,697 102,697
Specialty Retail ........................ — — —
a
—
Convertible Preferred Stocks ................ 3,290,650 — — 3,290,650
Warrants :
Oil, Gas & Consumable Fuels ............. 194,794 — —
a
194,794
Corporate Bonds :
Aerospace & Defense ................... — 48,370,811 — 48,370,811
Automobile Components ................. — 49,243,540 — 49,243,540
Automobiles .......................... — 17,949,274 — 17,949,274
Beverages ........................... — 574,740 — 574,740
Biotechnology ......................... — 9,246,380 — 9,246,380
Broadline Retail ....................... — 15,263,728 — 15,263,728
Building Products ...................... — 79,303,261 — 79,303,261
Capital Markets ........................ — 34,610,197 — 34,610,197
Chemicals ........................... — 84,782,694 —
a
84,782,694
Commercial Services & Supplies ........... — 78,773,810 — 78,773,810
Communications Equipment .............. — 10,364,579 — 10,364,579
Construction & Engineering ............... — 8,432,157 — 8,432,157
Consumer Finance ..................... — 69,582,766 — 69,582,766
Consumer Staples Distribution & Retail ...... — 10,711,909 — 10,711,909
Containers & Packaging ................. — 81,334,491 — 81,334,491
7. Credit Facility
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
a
Includes financial instruments determined to have no value .
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Distributors ........................... $ — $ 15,738,876 $ — $ 15,738,876
Diversified Consumer Services ............ — 13,554,374 — 13,554,374
Diversified REITs ...................... — 43,184,204 — 43,184,204
Diversified Telecommunication Services ..... — 67,629,060 — 67,629,060
Electric Utilities ........................ — 56,334,266 — 56,334,266
Electrical Equipment .................... — 29,447,021 — 29,447,021
Electronic Equipment, Instruments &
Components ........................ — 13,441,512 — 13,441,512
Energy Equipment & Services ............. — 88,503,291 — 88,503,291
Entertainment ......................... — 15,751,044 — 15,751,044
Financial Services ...................... — 119,300,260 — 119,300,260
Food Products ........................ — 5,907,424 — 5,907,424
Ground Transportation .................. — 47,975,197 — 47,975,197
Health Care Equipment & Supplies ......... — 33,220,125 — 33,220,125
Health Care Providers & Services .......... — 114,908,040 — 114,908,040
Health Care REITs ..................... — 18,722,007 — 18,722,007
Hotel & Resort REITs ................... — 27,221,394 — 27,221,394
Hotels, Restaurants & Leisure ............. — 229,506,302 —
a
229,506,302
Household Durables .................... — 56,553,599 — 56,553,599
Household Products .................... — 3,542,453 — 3,542,453
Independent Power and Renewable Electricity
Producers .......................... — 28,602,407 — 28,602,407
Insurance ............................ — 67,322,184 — 67,322,184
Interactive Media & Services .............. — 6,505,391 — 6,505,391
IT Services ........................... — 29,791,511 — 29,791,511
Machinery ............................ — 46,259,580 — 46,259,580
Media ............................... — 106,951,505 — 106,951,505
Metals & Mining ....................... — 74,259,475 — 74,259,475
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 20,788,744 — 20,788,744
Oil, Gas & Consumable Fuels ............. — 336,921,575 —
a
336,921,575
Paper & Forest Products ................. — 7,279,969 — 7,279,969
Passenger Airlines ..................... — 24,994,979 — 24,994,979
Personal Care Products ................. — 30,204,683 — 30,204,683
Pharmaceuticals ....................... — 36,078,362 — 36,078,362
Real Estate Management & Development .... — 39,525,648 — 39,525,648
Software ............................. — 25,564,379 — 25,564,379
Specialized REITs ...................... — 26,750,230 — 26,750,230
Specialty Retail ........................ — 12,077,728 — 12,077,728
Textiles, Apparel & Luxury Goods .......... — 11,286,535 — 11,286,535
Trading Companies & Distributors .......... — 64,213,934 — 64,213,934
Wireless Telecommunication Services ....... — 39,705,305 14,062 39,719,367
Senior Floating Rate Interests ............... — 41,913,855 — 41,913,855
Municipal Bonds ......................... — 7,036,316 — 7,036,316
Escrows and Litigation Trusts ............... — 78,775 —
a
78,775
Short Term Investments ................... 56,809,665 — — 56,809,665
Total Investments in Securities ........... $64,581,010 $2,687,314,880 $116,759 $2,752,012,649
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin High Income Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4305-SFSOI 05/25
© 2025 Franklin Templeton Investments. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin High Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025